Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents	a) Cash and cash equivalents Cash and cash equivalents include cash and unrestricted investments. Such investments are carried at fair value.
Property and equipment

b) Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and any impairment losses. Cost includes the cost of replacing parts of property and equipment. When significant parts of property and equipment are required to be replaced in intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation, respectively. All other repair and maintenance costs are recognized in the consolidated statements of income as incurred.

Depreciation is calculated at annual rates designed to write off the costs of assets over their estimated useful lives as follows:

Engineering equipment	5 to 10 years	straight-line
Office equipment	5 to 10 years	straight-line
Leasehold improvements		straight-line over term of lease to a maximum of 15 years or the improvement’s economic life
Other	5 to 50 years	straight-line

The assets’ residual values, useful lives, and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Intangible assets

c) Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of a finite and indefinite intangible asset acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, finite intangible assets are carried at cost less any accumulated amortization and any impairment losses and indefinite intangible assets are carried at cost less any impairment loss.

The Company’s intangible assets with finite lives are amortized over their useful economic lives on a straight-line basis. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end.

The Company also incurs costs for third-party internet-based cloud computing services. These costs are expensed in administrative and marketing expenses over the period of the service agreement.

Intangible assets acquired from business combinations

The Company’s policy is to amortize client relationships with finite lives over periods ranging from 10 to 15 years. Contract backlog and finite trademarks are amortized over estimated lives of generally 1 to 3 years. Advantageous lease commitments are amortized over the remaining lease term. The Company assigns value to acquired intangibles using the income approach, which involves quantifying the present value of net cash flows attributed to the subject asset. This, in turn, involves estimating the revenues and earnings expected from the asset. Recognition of the contributory assets, such as workforce, working capital, and property and equipment required and used to generate the expected after-tax earnings, is included since these assets also require a return based on their fair values. Expected earnings after contributory charges and income taxes are discounted by the appropriate after-tax discount rate to arrive at the fair value.

Leases

d) Leases

The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement at the inception date. A lease is an agreement whereby the lessor conveys to the lessee, in return for a payment or series of payments, the right to use an asset for an agreed period of time.

Finance leases, which transfer to the Company substantially all the risks and benefits incidental to ownership of the leased items, are capitalized at the inception of the lease at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability, achieving a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in the consolidated statements of income.

Leased assets are depreciated over their useful lives. However, if there is no reasonable certainty that the Company will obtain ownership of the asset by the end of the lease term, the asset is depreciated over the shorter of either its estimated useful life or the lease term. The Company’s finance leases are for certain office and automotive equipment and are depreciated on a straight-line basis. The Company also has finance leases for software, which are depreciated on a straight-line basis over periods ranging from three to seven years.

Rental payments under operating leases are expensed evenly over the lease term.

From time to time, the Company enters into or renegotiates premises operating leases that result in receiving lease inducement benefits. These benefits are accounted for as a reduction of rental expense over the terms of the associated leases. As well, from time to time, the Company enters into or renegotiates premises operating leases that include escalation clauses. The scheduled rent increases pursuant to lease escalation clauses are recognized on a straight-line basis over the lease terms.

Investments in joint arrangements and associates

e) Investments in joint arrangements and associates

Each joint arrangement of the Company is classified as either a joint venture or joint operation based on the rights and obligations arising from the contractual obligations between the parties to the arrangement. A joint arrangement that provides the Company with rights to the net assets of the arrangement is classified as a joint venture, and a joint arrangement that provides the Company with rights to the individual assets and obligations arising from the arrangement is classified as a joint operation.

The Company accounts for a joint venture using the equity method (described below). The Company accounts for a joint operation by recognizing its share of assets, liabilities, revenues, and expenses of the joint operation and combining them line by line with similar items in the Company’s consolidated financial statements.

Investments in associated companies, over which the Company is able to exercise significant influence but not control, are accounted for using the equity method, which reflects the Company’s investment at original cost plus post-acquisition changes in the Company’s share of the net assets of the associate. The share of the profit of associates or joint ventures is recorded in the consolidated statements of income. Since this is profit attributable to the equity holders of the associate or joint venture, it is profit after tax. Adjustments are made in the Company’s consolidated financial statements to eliminate its share of unrealized gains and losses resulting from transactions with its associates.

If the financial statements of associates or joint arrangements are prepared for a date that is different from the Company’s date (due to the timing of finalizing and receiving information), adjustments are made for the effects of significant transactions or events that occur between that date and the date of the Company’s financial statements. When necessary, adjustments are made to bring the accounting policies in line with the Company’s.

Investments held for self-insured liabilities

f) Investments held for self-insured liabilities

In other financial assets, the Company has investments held for self-insured liabilities that are categorized as available for sale and are recorded at fair value, with associated unrealized gains or losses (except permanent impairments) reported in other comprehensive income until disposed of, at which time realized gains or losses are recognized in income. These investments consist of government and corporate bonds, equity securities, and term deposits.

Provisions

g) Provisions

General

Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. When the Company expects some or all of a provision to be reimbursed—for example, under an insurance contract—and when the reimbursement is virtually certain, the reimbursement is recognized as a separate asset. The expense relating to any provision is presented in the consolidated statements of income net of any reimbursement. If the effect of the time value of money is significant, provisions are discounted using a current pretax rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Provision for self-insured liabilities

The Company self-insures certain risks related to professional liability, automobile physical damages, and employment practices liability. The provision for self-insured liabilities includes estimates of the costs of reported claims (including potential claims that are probable of being asserted) and is based on estimates of loss using assumptions made by management, including consideration of actuarial projections. The provision for self-insured liabilities does not include unasserted claims where assertion by a third party is not probable.

The Company invests funds to support the provision for self-insured liabilities. These investments are recorded at fair value in other financial assets as investments held for self-insured liabilities.

Provisions for claims

The Company has claims that are not covered by its provisions for self-insured liabilities, including claims that are subject to exclusions under the Company’s commercial and captive insurance policies. Provisions are recognized for these claims in accordance with the preceding description of provisions under “General.”

Contingent liabilities recognized in a business combination

A contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured in accordance with the preceding description of provisions under “General.”

Onerous contracts

The Company’s onerous contracts consist of lease exit liabilities and sublease losses. For lease exit liabilities, the Company accrues charges when it ceases to use an office space under an operating lease arrangement. Included in the liability is the present value of the remaining lease payments offset by the present value of estimated future rental income.

From time to time, the Company may sublet a portion of office space that is under an operating lease arrangement. The Company accrues a liability, a sublease loss, if the costs to be incurred under an operating lease will exceed the anticipated revenue on the sublease. Included in the liability is the present value of the remaining lease payments offset by the present value of the future rental income.

Foreign currency translation

h) Foreign currency translation

The Company’s consolidated financial statements are presented in Canadian dollars, which is also the parent Company’s functional currency. Each entity in the Company determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies (i.e., those different from an entity’s functional currency) are initially translated into the functional currency of an entity using the foreign exchange rate at the transaction date. Subsequent to the transaction date, foreign currency transactions are measured as follows:

•	On the consolidated statements of financial position, monetary items are translated at the rate of exchange in effect at the reporting date. Non-monetary items at cost are translated at historical exchange rates.

Non-monetary items at fair value are translated at rates in effect at the date the fair value is determined. Any resulting realized and unrealized foreign exchange gains or losses are included in income in the period incurred. The exception is unrealized foreign exchange gains and losses on non-monetary investments (equity investments) classified as available for sale, which are included in other comprehensive income.

•	Revenue and expense items are translated at the exchange rate on the transaction date, except for depreciation and amortization, which are translated at historical exchange rates.

Foreign operations

The Company’s foreign operations are translated into its reporting currency (Canadian dollar) as follows:

•	Assets and liabilities are translated at the rate of exchange in effect at each consolidated statement of financial position date

•	Revenue and expense items (including depreciation and amortization) are translated at the average rate of exchange for the month

The resulting unrealized exchange gains and losses on foreign subsidiaries are recognized in other comprehensive income (loss).

Financial instruments

i) Financial instruments

Initial recognition and subsequent measurement

The Company classifies its financial instruments as follows:

•	Cash and cash equivalents and cash in escrow are classified as financial assets at fair value through profit and loss (FVPL) and are recorded at fair value, with realized and unrealized gains and losses reported in income.

•	Trade and other receivables are classified as receivables and are initially accounted for at fair value and subsequently adjusted for any allowance for doubtful accounts, with allowances reported in administrative and marketing expenses.

•	Investments held for self-insured liabilities, consisting of bonds, equity securities, and term deposits, are classified as financial assets available for sale and are recorded at fair value, with accumulated unrealized gains and losses reported in other comprehensive income (except permanent impairments) until disposed of; at this time, the realized gains and losses are recognized in other income for equity securities and in finance income for bonds and term deposits. Interest income is recorded in finance income, and dividends are recorded in other income.

•	Trade and other payables are classified as other financial liabilities and are recorded at fair value and subsequently recorded at amortized cost using the effective interest rate (EIR) method. Realized gains and losses are reported in income. The EIR method discounts estimated future cash payments or receipts through the expected life of a financial instrument, and thereby calculates the amortized cost and subsequently allocates the interest income or expense over the life of the instrument.

•	Long-term debts are classified as loans and borrowings and are initially recorded at fair value and subsequently recorded at amortized cost using the EIR method. EIR amortization and realized gains and losses are reported in net finance expense.

Fair value

All financial assets are recognized initially at fair value plus directly attributable transaction costs, except for financial assets at FVPL, for which transaction costs are expensed. Purchases or sales of financial assets are accounted for at trade dates. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

After initial recognition, the fair values of financial instruments are based on the bid prices in quoted active markets for financial assets and on the ask prices for financial liabilities. For financial instruments not traded in active markets, fair values are determined using appropriate valuation techniques, which may include recent arm’s-length market transactions, reference to the current fair value of another instrument that is substantially the same, and discounted cash flow analysis; however, other valuation models may be used. The fair values of the Company’s derivatives are based on third-party indicators and forecasts. The fair values of cash and cash equivalents, cash in escrow, trade and other receivables, and trade and other payables approximate their carrying amounts because of the short-term maturity of these instruments. The carrying amounts of bank loans approximate their fair values because the applicable interest rate is based on variable reference rates. The carrying amounts of other financial assets and financial liabilities approximate their fair values except as otherwise disclosed in the consolidated financial statements.

Derivatives

From time to time, the Company enters into foreign currency forward contracts to manage risk associated with net operating assets or liabilities denominated in foreign currencies. The Company’s policy is not to use these derivatives for trading or speculative purposes.

Impairment

j) Impairment

The carrying amounts of the Company’s assets or group of assets, other than deferred tax assets, are reviewed at each reporting date to determine whether there is an indication of impairment. An asset may be impaired if there is objective evidence of impairment as a result of one or more events that have occurred after the initial recognition of the asset (referred to as a “loss event”) and if that loss event has an impact on the estimated future cash flows of the financial asset. When an indication of impairment exists or annual impairment testing for an asset is required, the asset’s recoverable amount is estimated.

Trade and other receivables

The Company maintains an allowance for doubtful accounts on trade receivables. The estimate is based on the best assessment of the collectibility of the related receivable balance based in part on the age of the outstanding receivables and the Company’s historical collection and loss experience. When the carrying amount of the receivable is reduced through the allowance, the reduction is recognized in administrative and marketing expenses in the consolidated statements of income.

Non-financial assets

For non-financial assets such as property and equipment, goodwill, investments in joint ventures and associates, and intangible assets, the recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU’s) value in use or its fair value less costs of disposal. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. To assess value in use, the estimated future cash flows are discounted to their present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. To determine fair value less costs of disposal, an appropriate valuation model is used. The results of these valuation techniques are corroborated by the market capitalization of comparable public companies and arm’s-length transactions of comparable companies. Impairment losses are recognized in the consolidated statements of income in those expense categories that are consistent with the nature of the impaired asset.

Goodwill is not amortized but is evaluated for impairment annually (as at October 1) or more frequently if circumstances indicate that an impairment may occur or if a significant acquisition occurs between the annual impairment test date and December 31. The Company considers the relationship between its market capitalization and its book value, as well as other factors, when reviewing for indicators of impairment. Goodwill is assessed for impairment based on the CGUs or group of CGUs to which the goodwill relates. Any potential goodwill impairment is identified by comparing the recoverable amount of a CGU or a group of CGUs to its carrying value including the allocated goodwill. If the recoverable amount is less than its carrying value, an impairment loss is recognized.

An impairment loss of goodwill is not reversed. For other assets, an impairment loss may be reversed if the estimates used to determine the recoverable amount have changed. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount or the carrying amount that would have been determined, net of amortization or depreciation, had no impairment loss been recognized for the asset in prior years. The reversal is recognized in the consolidated statements of income.

Available-for-sale financial investments

For equity investments classified as available for sale, objective evidence of impairment includes a significant or prolonged decline in the fair value of the investment below its cost. “Significant” is evaluated against the original cost of the investment and “prolonged” against the period in which the fair value has been below its original cost.

Where there is evidence of impairment, the cumulative loss is removed from other comprehensive income and recognized in the consolidated statements of income. Impairment losses on equity investments are not reversed through the consolidated statements of income; increases in their fair value after impairment are recognized directly in other comprehensive income.

For debt instruments (such as bonds) classified as available for sale, the Company first assesses individually whether objective evidence of impairment exists for debt instruments that are individually significant or collectively for debt instruments that are not individually significant. If an impairment loss has occurred, the amount recorded is the cumulative loss, measured as the difference between the amortized cost and the current fair value, less any previously recognized impairment loss. This amount is removed from other comprehensive income and recognized in the consolidated statements of income.

Future interest income continues to be accrued based on the reduced carrying amount of the asset applying the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. If the fair value of a debt instrument increases in a subsequent year and the increase can be objectively related to an event occurring after the impairment loss was recognized, the impairment loss is reversed in the consolidated statements of income.

DescriptionOfAccountingPolicyForImpairmentOfAssetsExplanatory

k) Revenue recognition

While providing services, the Company incurs certain direct costs for subconsultants, subcontractors, and other expenditures that are recoverable directly from clients. These direct costs are included in the Company’s gross revenue. Since these direct costs can vary significantly from contract to contract, changes in gross revenue may not be indicative of the Company’s revenue trends. Therefore, the Company also reports net revenue, which is gross revenue less subconsultants, subcontractors, and other direct expenses.

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. Revenue is measured at the fair value of the consideration received, excluding discounts, duty, and taxes collected from clients that are reimbursable to government authorities. The Company assesses its revenue arrangements against specific criteria to determine if it is acting as a principal or an agent. The Company has concluded that it is acting as a principal in all of its revenue arrangements.

Revenue from fixed-fee and variable-fee-with-ceiling contracts is recognized by referring to the stage of completion using the revenue cost approach. Stage of completion is measured using labor and subcontractor costs incurred to date as a percentage of total estimated labor and subcontractor costs for each contract. Where the contract outcome cannot be measured reliably, revenue is recognized only to the extent that the expenses incurred are eligible to be recovered. Provisions for estimated losses on incomplete contracts are made in the period that the losses are determined. Revenue from time-and-material contracts without stated ceilings is recognized as costs are incurred. Revenue is calculated based on billing rates for the services performed.

Unbilled revenue represents work in progress that has been recognized as revenue but has not yet been invoiced to clients. Deferred revenue represent amounts that have been invoiced to clients but are not yet recognized as revenue.

Employee benefit plans

l) Employee benefit plans

Defined benefit plans

The Company sponsors defined benefit pension plans covering certain full-time employees and past employees, primarily in the United Kingdom. Benefits are based on final compensation and years of service. Benefit costs (determined separately for each plan using the projected unit credit method) are recognized over the periods that employees are expected to render services in return for those benefits.

Remeasurements, comprising of actuarial gains and losses and the return on the plan assets (excluding interest), are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to other comprehensive income in the period in which they occur. Remeasurements are not reclassified to net income in subsequent periods.

The calculation of defined benefit obligations is performed annually by a qualified actuary. When the calculation results in a potential asset, the recognized asset is limited to the economic benefits available in the form of any future refunds or reductions in future contributions to the plan.

Past service costs are recognized in net income on the earlier of the date of the plan amendment or curtailment and the date that the Company recognizes related restructuring costs.

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset, adjusted for benefit and contribution payments during the year. The Company recognizes the following changes in the net defined benefit obligations under administrative and marketing expenses in the consolidated statements of income: service costs comprising current service costs, past service costs, gains and losses on curtailments and non-routine settlements; net interest expense or income; and administrative expenses paid directly by the pension plans.

Defined contribution plans

The Company also contributes to group retirement savings plans and an employee share purchase plan. Certain plans are based on the amount of employee contributions and subject to maximum limits per employee. The Company accounts for defined contributions as an expense in the period in which the contributions are made.

Taxes

m) Taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.

Current income tax that relates to items recognized directly in equity is recognized in equity and not in the consolidated statements of income. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes an uncertain tax liability where appropriate.

Income taxes payable are typically expected to be settled within twelve months of the year end date. However, there may be instances where taxes payable are over a longer period. The portions due in excess of a one year period are classified as noncurrent and are not discounted.

Deferred tax

Deferred tax is determined using the liability method for temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax credits and unused tax losses can be utilized. Deferred taxes are not recognized for the initial recognition of goodwill;

the initial recognition of assets or liabilities, outside of a business combination, that affect neither accounting nor taxable profit; or the differences relating to investments in associates and interests in joint ventures to the extent that the reversal can be controlled and it is probable that it will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled and are based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized in equity is also recognized in equity. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off tax assets against tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Sales tax

Revenues, expenses, and assets, except trade receivables, are recognized net of the amount of sales tax recoverable from or payable to a taxation authority. Trade receivables and trade payables include sales tax. The net amount of sales tax recoverable from or payable to a taxation authority is included as part of trade receivables or trade payables (as appropriate) in the consolidated statements of financial position.

Share-based payment transactions

n) Share-based payment transactions

Under the Company’s share option plan, the board of directors may grant to officers and employees remuneration in the form of share-based payment transactions, whereby officers and employees render services as consideration for equity instruments (equity-settled transactions).

Under the Company’s deferred share unit plan, the directors of the board of the Company may receive deferred share units (DSUs) equal to one common share. Before 2014, the chief executive officer could also receive DSUs. Under the Company’s long-term incentive plan, certain members of the senior leadership teams, including the chief executive officer, are granted performance share units (PSUs) that vest and are to be settled after a three-year period. The DSUs and PSUs are share appreciation rights that can be settled only in cash (cash-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is measured at fair value at the grant date using a Black-Scholes option-pricing model. The cost of equity-settled transactions, together with a corresponding increase in equity, is recognized over the period in which the service conditions are fulfilled (the vesting period). For equity-settled transactions, the cumulative expense recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit to income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recorded in administrative and marketing expenses. No expense is recognized for awards that do not ultimately vest.

Cash-settled transactions

The cost of cash-settled transactions is measured initially at fair value at the grant date using a Black-Scholes option-pricing model. This fair value is expensed upon issue with the recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date, up to and including the settlement date, with changes in fair value recognized in administrative and marketing expenses.

Earnings per share

o) Earnings per share

Basic earnings per share is computed based on the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed using the treasury stock method, which assumes that the cash that would be received on the exercise of options is applied to purchase shares at the average price during the year and that the difference between the number of shares issued on the exercise of options and the number of shares obtainable under this computation, on a weighted average basis, is added to the number of shares outstanding. Antidilutive options are not considered in computing diluted earnings per share.

Business combinations and goodwill

p) Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the consideration transferred at fair value at the acquisition date. Any contingent consideration to be transferred by the Company is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in other income. Acquisition costs are expensed when incurred in administrative and marketing expenses.

Goodwill is initially measured at cost, which is the excess of the consideration transferred over the fair value of a Company’s net identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net assets acquired, the difference is recognized in income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU or group of CGUs that is expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Each CGU or group of CGUs represents the lowest level at which management monitors the goodwill.

Dividends	q) Dividends Dividends on common shares are recognized in the Company’s consolidated financial statements in the period the dividends are declared by the Company’s board of directors.
Allowance for doubtful accounts

b) Allowance for doubtful accounts

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability to collect on its trade receivables. The Company uses estimates in arriving at its allowance for doubtful accounts. The estimates are based on the age of the outstanding receivables and on the Company’s historical collection and loss experience. Future collections of receivables that differ from the Company’s current estimates would affect the results of its operations in future periods as well as the Company’s trade receivables and administrative and marketing expenses.

Provision for self-insured liabilities

c) Provision for self-insured liabilities

The Company self-insures certain risks, including professional liability, automobile liability, and employment practices liability. The accrual for self-insured liabilities includes estimates of the costs of reported claims and is based on estimates of loss using management’s assumptions, including consideration of actuarial projections. These estimates of loss are derived from loss history that is then subjected to actuarial techniques to determine the proposed liability. Estimates of loss may vary from those used in the actuarial projections and result in a larger loss than estimated. Any increase in loss would be recognized in the period in which the loss is determined and increase the Company’s self-insured liabilities and reported expenses.

Business combinations

e) Business combinations

In a business combination, the Company may acquire certain assets and assume certain liabilities of an acquired entity. The estimate of fair values for these transactions involves judgment to determine the fair values assigned to the tangible and intangible assets (i.e., backlog, client relationships, trademarks, software, and favorable and unfavorable leases) acquired and the liabilities assumed on the acquisition. Determining fair values involves a variety of assumptions, including revenue growth rates, expected operating income, and discount rates. During a measurement period not to exceed one year, adjustments of the initial estimates may be required to finalize the fair value of assets acquired and liabilities assumed. After the measurement period, a revision of fair value may impact the Company’s net income.

Impairment of non-financial assets

f) Impairment of non-financial assets

Impairment exists when the carrying amount of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal or its value in use. Fair value less costs of disposal is based on available data from binding sales transactions in an arm’s-length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. In the absence of this data, other valuation techniques can be used to estimate fair value less costs of disposal. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from budgets over an appropriate number of years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU being tested.

When based on a discounted cash flow methodology, the recoverable amount is most sensitive to the expected future cash inflows, the growth rate used for extrapolation purposes, the discount rate, and non-cash working capital requirements. To arrive at cash flow projections, the Company uses estimates of economic and market information over the projection period, including growth rates in revenues, estimates of future expected changes in operating margins, and cash expenditures. Future estimates of capital expenditures are also a significant estimate.

Divestitures

g) Divestitures

For business divestitures, the Company may be required to allocate an amount of goodwill associated with an operation being disposed of and include this goodwill in the carrying amount of the disposal group when determining the gain or loss on disposal. The goodwill to be allocated is measured on the basis of the relative fair values of the operation disposed of and the portion of the CGU retained. When the fair value(s) are determined using a discounted cash flow methodology a variety of assumptions are required, including revenue growth rates, expected operating income, non-cash working capital assumptions, and discount rates. These assumptions are assessed for reasonability by comparing them to relevant market information and forecasts.

Fair value of financial instruments

i) Fair value of financial instruments

When the fair value of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, it is determined using valuation techniques, including the discounted cash flow model. The inputs to these models are taken from observable markets if possible, but when this is not feasible, a degree of judgment is required to establish fair values. The judgments include considering inputs such as liquidity risk, credit risk, and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments and reported expenses and income.

Interests in other entities

k) Interests in other entities

The Company determines whether it has control over another entity by making judgments about what the relevant activities of that entity are and which party or parties have power to direct those activities, as well as whether the Company is exposed to variable returns of the entity. The Company assesses whether it has control, significant influence, or joint control over an entity based on the individual facts and circumstances of each agreement. In the case of a joint arrangement, the Company makes judgments to determine if the arrangement is a joint venture or joint operation, including whether it has rights to the individual assets or liabilities or to the net assets of the entity and whether unanimous consent is required to make decisions about relevant activities